Annual Total Returns - FidelitySeriesLargeCapGrowthIndexFund-PRO - FidelitySeriesLargeCapGrowthIndexFund-PRO - Fidelity Series Large Cap Growth Index Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Large Cap Growth Index Fund
Bar Chart Table:
Annual Return 2019	36.37%
Annual Return 2020	38.34%
Annual Return 2021	27.64%
Annual Return 2022	(29.14%)
Annual Return 2023	42.77%